INCOME TAXES - Provision (benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Federal:
Deferred					$ (2,198,000)	$ 5,874,000
Federal income tax expense (benefit), total					(2,198,000)	5,874,000
State and local:
Deferred					(133,115)	417,000
State and local income tax expense (benefit), total					(133,115)	417,000
Foreign:
Deferred					(724,000)	(11,000)
Foreign income tax expense (benefit), total					(724,000)	(11,000)
Change in valuation allowance					(2,371,000)	$ (6,280,000)
Income tax provision (benefit)					$ (684,115)